UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    5/6/2009
----------------                   ---------------                    ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           70
                                         -----------
Form 13F Information Table Value Total:     $155,435
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES   SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED    NONE
----------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------  -----  ------  --------
ABB LTD SPONSORED ADR                         000375204     3869     277545  SH         Sole               30900            246645
BP P L C SPONSORED ADR                        055622104      398   9917.411  SH         Sole                              9917.411
ROYAL DUTCH SHELL CL A                        780259206      455      10272  SH         Sole                                 10272
3M CO                         COM             88579Y101      805   16191.77  SH         Sole                1000          15191.77
ALTRIA GROUP INC              COM             02209S103      433      27000  SH         Sole                                 27000
AMERICAN EXPRESS COMPANY      COM             025816109      169      12376  SH         Sole                                 12376
APPLE COMPUTER INC            COM             037833100      331       3150  SH         Sole                                  3150
BANK OF AMERICA CORP          COM             060505104      933   136755.8  SH         Sole               16925          119830.8
BION ENVIRONMENTAL            COM             09061Q307       27      35414  SH         Sole                                 35414
TECHNOLOGIE
BRISTOL MYERS SQUIBB CO       COM             110122108      892      40671  SH         Sole                                 40671
CHEVRON CORP                  COM             166764100     6024   89586.98  SH         Sole               10650          78936.98
CHINA PWR EQUIP INC COM       COM                              0     108700  SH         Sole                                108700
CISCO SYSTEMS INC             COM             17275R102     3942     235076  SH         Sole               21275            213801
CITIGROUP INC                 COM             172967101       49   19305.06  SH         Sole                              19305.06
CLARUS CORP DEL               COM             182707109       45      11800  SH         Sole                                 11800
COCA COLA CO                  COM             191216100     5666   128910.5  SH         Sole               16400          112510.5
DEERE & CO COM                COM             244199105      573      17436  SH         Sole                                 17436
DISNEY WALT CO                COM             254687106     3845   211741.3  SH         Sole               18750          192991.3
EMERSON ELECTRIC CO           COM             291011104     2504      87620  SH         Sole                9400             78220
EQT CORP COM                  COM             26884L109      219       7000  SH         Sole                                  7000
EXXON MOBIL CORP              COM             30231G102    11701   171817.4  SH         Sole               12340          159477.4
FLUOR CORP NEW COM            COM             343412102     3071      88900  SH         Sole               10125             78775
FORD MOTOR CO DEL PAR         COM             345370860       45      17300  SH         Sole                7300             10000
0.01
GAIT LANGER INC               COM             515707107       53     151689  SH         Sole                                151689
GENERAL ELECTRIC CO           COM             369604103     3652   361185.6  SH         Sole               40475          320710.6
GENERAL MILLS INC             COM             370334104      479       9600  SH         Sole                                  9600
HEWLETT PACKARD CO            COM             428236103     2487   77568.55  SH         Sole                8825          68743.55
HONEYWELL INTL INC            COM             438516106     3132   112417.2  SH         Sole               12200          100217.2
INTEL CORP                    COM             458140100     3254   216474.4  SH         Sole               28150          188324.4
INTERNATIONAL BUSINESS        COM             459200101     6511      67204  SH         Sole                7720             59484
MACHINE
J P MORGAN CHASE AND CO       COM             46625H100     4014   151016.5  SH         Sole               17350          133666.5
JOHNSON AND JOHNSON CO        COM             478160104     6039   114809.8  SH         Sole               13150          101659.8
KRAFT FOODS INC CL A          COM             50075N104      419      18792  SH         Sole                                 18792
MCCORMICK & CO INC NON-       COM             579780206     2651   89644.43  SH         Sole               15325          74319.43
VOTING
MCDONALDS CORP                COM             580135101     1061      19450  SH         Sole                                 19450
MEDTRONIC INC                 COM             585055106     3818   129558.5  SH         Sole               15200          114358.5
MERCK AND CO INC              COM             589331107     5803   216924.7  SH         Sole               18750          198174.7
MICROSOFT CORP                COM             594918104     6211   338132.4  SH         Sole               32500          305632.4
NORTHERN TRUST CORP           COM             665859104     3393   56714.78  SH         Sole                8150          48564.78
PEPSICO INC                   COM             713448108      731      14193  SH         Sole                                 14193
PFIZER INC                    COM             717081103      983      72156  SH         Sole                                 72156
PHILIP MORRIS INTL INC COM    COM             718172109      925      26000  SH         Sole                                 26000
PROCTER AND GAMBLE CO         COM             742718109     5871   124666.2  SH         Sole               15095          109571.2
PROSHARES TR ULTRA FINL       COM             74347R743       82      31280  SH         Sole                                 31280
PRO
SAPPHIRE INDUSTRL CORP        COM                            372      39000  SH         Sole                                 39000
COM
SCHERING PLOUGH CORP          COM             806605101     7125   302559.1  SH         Sole               32150          270409.1
COM
SCHLUMBERGER LTD              COM             806857108     1012      24910  SH         Sole                                 24910
SEALED AIR CORP NEW           COM             81211K100      266      19300  SH         Sole                                 19300
SPORTS PPTYS ACQUIS CO        COM                            378      40000  SH         Sole                                 40000
COM
UNITED REFNG ENRG CORP        COM                            431      45000  SH         Sole                                 45000
COM
UNITED TECHNOLOGIES CORP      COM             913017109     3879   90248.45  SH         Sole               10775          79473.45
WYETH COM                     COM             983024100      565      13120  SH         Sole                                 13120
JAPAN EQUITY INDEX ETF                        464286848     3284   415692.9  SH         Sole               49490          366202.9
(EWJ)
BIOTECHNOLOGY SECTOR                          464287556     3259   49111.02  SH         Sole                5625          43486.02
ETF (IBB)
DOW JONES INDUSTRIAL                          252787106     2588   34128.23  SH         Sole                1096          33032.23
AVRG INDE
ENERGY SECTOR ETF (XLE)                       81369Y506      549   12926.57  SH         Sole                 390          12536.57
FINANCIAL SERVICES                            464287770      407      11830  SH         Sole                 415             11415
SECTOR ETF
HEALTHCARE SECTOR ETF                         81369Y209      889   36708.31  SH         Sole                1036          35672.31
(XLV)
INDUSTRIAL SECTOR ETF                         81369Y704      241   13101.69  SH         Sole                 455          12646.69
(XLI)
INFORMATION TECHNOLOGY                        464287721     3340      90210  SH         Sole               13235             76975
SECTOR
NATURAL GAS ETF (UNG)                         912318102     1627     107040  SH         Sole               17880             89160
NUCLEAR SECTOR ETF (NLR)                      57060U704     1842     106470  SH         Sole               17870             88600
OIL & GAS EXPL & PROD                         73935x658     1030   86415.45  SH         Sole                4350          82065.45
SECTOR E
OIL & GAS SERVICES                            678002106     3223   43429.47  SH         Sole                6100          37329.47
SECTOR ETF
OIL & GAS SERVICES                            73935X625      237      22925  SH         Sole                 600             22325
SECTOR ETF
POWERSHARES QQQ TR SER 1                      73935a104     1725      56900  SH         Sole                 375             56525
S&P 500 EQUITY INDEX ETF                      78462F103     5980   75206.24  SH         Sole                2220          72986.24
(SPY)
WATER INFRASTRUCTURE                          73935X575     3302   276804.7  SH         Sole               31175          245629.7
SECTOR ET
PIMCO FDS PAC INVT MGM                                       111   11088.03  SH         Sole                              11088.03
REAL RE
VANGUARD CAL TAX FR FD                        922021308      208   19911.32  SH         Sole                              19911.32
INTER T
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